Accumulated Other Comprehensive Income (loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Reclassification adjustments for gains included in net income, tax benefit	$ 946	$ 2,307	$ 586